Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Summary of Significant Accounting Policies [Line Items]
Beginning Balance			$ (540,967)
Net current period other comprehensive loss	$ (48,240)	$ (78,118)	(80,590)	$ 227,979
Ending Balance	$ (621,557)		$ (621,557)